UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
(No. 033-63212)	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 85	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940 (No. 811-07736)	[X]

Amendment No. 87	[X]

(Check appropriate box or boxes.)

JANUS ASPEN SERIES

(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:  303-333-3863

Kathryn Santoro – 151 Detroit Street, Denver, Colorado 80206-4805

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 18th day of May, 2018.

JANUS ASPEN SERIES

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen, President and
Chief Executive Officer

Janus Aspen Series is organized under an Amended and Restated Trust Instrument dated March 18, 2003, amended December 29, 2005, (“Trust Instrument”) under the laws of the State of Delaware. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Trust Instrument. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Trust Instrument.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Bruce L. Koepfgen Bruce L. Koepfgen	President and Chief Executive Officer (Principal Executive Officer)	May 18, 2018

/s/ Jesper Nergaard Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)	May 18, 2018

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Signature	Title	Date

William F. McCalpin* William F. McCalpin	Chairman and Trustee	May 18, 2018

Alan A. Brown* Alan A. Brown	Trustee	May 18, 2018

William D. Cvengros* William D. Cvengros	Trustee	May 18, 2018

Raudline Etienne*	Trustee	May 18, 2018
Raudline Etienne

Gary A. Poliner*	Trustee	May 18, 2018
Gary A. Poliner

James T. Rothe* James T. Rothe	Trustee	May 18, 2018

William D. Stewart* William D. Stewart	Trustee	May 18, 2018

Diane L. Wallace*	Trustee	May 18, 2018
Diane L. Wallace

Linda S. Wolf* Linda S. Wolf	Trustee	May 18, 2018

/s/ Kathryn Santoro
*By:	Kathryn Santoro Attorney-in-Fact Pursuant to Powers of Attorney, dated April 30, 2018, incorporated by reference to Exhibit (q)(1) to Post-Effective Amendment No. 84, filed on April 30, 2018.

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INDEX OF EXHIBITS

Exhibit Number	Exhibit Title

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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